ENTITY WIDE DISCLOSURES (Details 2) - Sales [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Customer A [Member]
Segment Reporting Information [Line Items]
Percentage of revenues per major customer	22.00%	0.00%	11.00%	7.00%
Customer B [Member]
Segment Reporting Information [Line Items]
Percentage of revenues per major customer	17.00%	2.00%	10.00%	10.00%
Customer C [Member]
Segment Reporting Information [Line Items]
Percentage of revenues per major customer	11.00%	9.00%		21.00%
Customer D [Member]
Segment Reporting Information [Line Items]
Percentage of revenues per major customer	6.00%	21.00%
Customer E [Member]
Segment Reporting Information [Line Items]
Percentage of revenues per major customer	4.00%	16.00%